NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share

	For the Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Numerator:
Net loss attributable to Adagene Inc.’s shareholders	(79,971,847)	(18,946,370)	(33,424,111)
Net loss attributable to ordinary shareholders	(79,971,847)	(18,946,370)	(33,424,111)
Denominator:
Weighted‑average number of ordinary shares outstanding—basic and diluted	54,135,084	54,737,530	56,287,903
Net Loss per share—basic and diluted	(1.48)	(0.35)	(0.59)

Schedule of potentially dilutive securities that are not included in the calculation of diluted net loss per share

	For the Year Ended December 31,
	2022	2023	2024
Incremental shares on share options, share grant, and RSU grant	530,298	52,942	1,554,057